CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net earnings	$ 1,961	$ 1,828
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	1,810	1,695
Amortization - intangible assets	160	153
Amortization - other	87	79
Deferred income tax expense (Note 23)	252	154
Equity component, allowance for funds used during construction (Note 22)	(174)	(139)
Sale of investment tax credits	63	0
Other	106	43
Change in long-term regulatory assets and liabilities	(85)	(99)
Change in working capital (Note 25)	(118)	168
Cash from operating activities	4,062	3,882
Investing activities
Additions to property, plant and equipment	(5,942)	(5,012)
Additions to intangible assets	(292)	(206)
Contributions in aid of construction	775	106
Proceeds on dispositions, net (Note 21)	479	0
Contributions to equity-accounted investees	(27)	0
Other	(350)	(283)
Cash used in investing activities	(5,357)	(5,395)
Financing activities
Proceeds from long-term debt, net of issuance costs (Note 14)	2,687	3,124
Repayments of long-term debt and finance leases	(108)	(1,718)
Borrowings under committed credit facilities	10,405	8,618
Repayments under committed credit facilities	(11,056)	(8,055)
Net change in short-term borrowings	385	(25)
Issue of common shares, net of costs and dividends reinvested	60	46
Dividends
Common shares, net of dividends reinvested	(788)	(744)
Preference shares	(85)	(74)
Subsidiary dividends paid to non-controlling interests	(54)	(110)
Other	15	2
Cash from financing activities	1,461	1,064
Effect of exchange rate changes on cash and cash equivalents	(19)	44
Change in cash and cash equivalents	147	(405)
Cash and cash equivalents, beginning of year	220	625
Cash and cash equivalents, end of year	$ 367	$ 220